CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 28,820	$ 12,564
Restricted cash	835	32
Trade receivables (net of allowance for credit losses of $ 178 and $ 285 at December 31, 2020 and 2019, respectively)	216	536
Other accounts receivable and prepaid expenses	569	628
Bonds related deposits	2,564
Property held for sale		29,727
Total current assets	33,004	43,487
LONG-TERM INVESTMENTS:
Long-term deposits	98	2,678
Right-of-use assets	272	376
Investments in companies and associates	9,269	11,657
Total long-term investments	9,639	14,711
Real estate property, net	192,054	181,109
Total assets	234,697	239,307
CURRENT LIABILITIES:
Current maturities of long-term loans and bonds	6,447	28,803
Other accounts payable and accrued expenses	4,144	5,028
Operating lease liabilities	166	142
Total liabilities attributed to discontinued operations	2,061	2,061
Total current liabilities	12,818	36,034
COMMITMENTS AND CONTINGENT LIABILITIES
LONG-TERM LIABILITIES:
Deferred tax liabilities	15,095	13,801
Land lease liability, net	7,054	6,110
Operating lease liabilities	146	257
Long-term loans, net of current maturities	112,923	108,406
Long-term bonds, net of current maturities		2,845
Total long-term liabilities	135,218	131,419
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.65 par value - Authorized: 6,000,000 shares at December 31, 2020 and 2019; Issued: 5,216,256 shares at December 31, 2020 and 2019; Outstanding: 5,198,361 shares at December 31, 2020 and 2019	994	994
Additional paid-in capital	138,187	138,187
Treasury shares: 17,895 shares at December 31, 2020 and 2019	(87)	(87)
Other reserves	2,759	(428)
Accumulated deficit	(80,389)	(86,822)
Total shareholders' equity of Optibase Ltd.	61,464	51,844
Non-controlling interests	25,197	20,010
Total shareholders' equity	86,661	71,854
Total liabilities and shareholders' equity	$ 234,697	$ 239,307